INVESTMENTS - Balance of investments, by maturity groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 6,454,097	S/ 3,845,791
At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	43,333,808	25,949,612
Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	4,858,279	3,399,133
Up to 3 months | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,973,038	237,624
Up to 3 months | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	14,564,360	2,420,464
Up to 3 months | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	11,518	9,969
From 3 months to 1 year | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	94,554	269,199
From 3 months to 1 year | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,606,845	6,694,486
From 3 months to 1 year | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	42,398	908,271
From 1 to 3 years | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	462,168	472,215
From 1 to 3 years | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	4,272,547	2,155,053
From 1 to 3 years | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	163,144	42,440
From 3 to 5 years | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	486,310	289,393
From 3 to 5 years | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	3,770,438	2,961,767
From 3 to 5 years | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	631,832	690,289
Over 5 years | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	1,290,057	1,029,883
Over 5 years | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	17,617,068	11,138,643
Over 5 years | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	4,009,387	1,748,164
Without maturity [Member] | At fair value through profit or loss
Financial assets at fair value through profit or loss [abstract]
Financial assets	2,147,970	1,547,477
Without maturity [Member] | At fair value through other comprehensive income [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	502,550	579,199
Without maturity [Member] | Amortized cost [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets	S/ 0	S/ 0